Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Tuniu Corporation	¥ (99,291)	$ (13,987)	¥ (193,382)	¥ (121,524)
Numerator for basic and diluted net loss per share	¥ (99,291)	$ (13,987)	¥ (193,382)	¥ (121,524)
Denominator:
Weighted average number of ordinary shares used in computing basic loss per share (in shares)	371,453,164	371,453,164	371,208,209	370,874,312
Weighted average number of ordinary shares used in computing diluted loss per share (in shares)	371,453,164	371,453,164	371,208,209	370,874,312
Loss per share-basic | (per share)	¥ (0.27)	$ (0.04)	¥ (0.52)	¥ (0.33)
Loss per share - diluted | (per share)	¥ (0.27)	$ (0.04)	¥ (0.52)	¥ (0.33)